BANK LOANS (Tables)	12 Months Ended
Dec. 31, 2013
Bank Loans [Abstract]
Schedule of bank loans
	2013	2013	2012
	US$	RMB	RMB
	(In thousands)

Short-term bank loans	11,101	67,681	110,901
Long-term bank loans	31,998	195,087	165,406
Less: current portion	(11,101)	(67,681)	(110,901)
	31,998	195,087	165,406

Schedule of principal balance due for the next five years	RMB in thousands
Year	2014	2015	2016	2017	2018	thereafter
Principal Due	67,681	19,244	19,258	38,070	56,912	61,221